John Hancock Multifactor Small Cap ETF Average Annual Total Returns		12 Months Ended	26 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	26.69%	13.15%	13.89%	14.29%
John Hancock Dimensional Small Cap Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.34%		8.01%	8.11%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%		6.09%	8.02%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent		6.93%		7.61%	7.70%
Performance Inception Date	Nov. 08, 2017
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.63%		7.34%	7.41%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.30%		5.96%	6.13%